Other Reserves	12 Months Ended
Dec. 31, 2024
Disclosure of reserves within equity [abstract]
Other reserves
C.4	Other reserves

	2024 US$m	2023 US$m	2022 US$m
Other reserves
Employee benefits reserve	281	290	278
Foreign currency translation reserve	795	795	796
Hedging reserve	1	88	(586)
Distributable profits reserve 1	3,069	4,118	3,541
Other reserves	(38)	(30)	2
	4,108	5,261	4,031

1.
F
or the year ended 31 December 2024, the
Group transferred $1,400 million
of
retained earnings to
the
distributable profits
reserve
. The increase was offset by the 2023 final and 2024 interim dividend payments of
$2,449 million.

Nature and purpose
Employee benefits reserve
Used to record share-based payments associated with the employee share plans.
Foreign currency translation reserve
Used to record foreign exchange differences arising from the translation of the financial statements of foreign entities from their functional currency to the Group’s presentation currency.
Hedging reserve
Used to record gains and losses on effective portion of hedges designated as cash flow hedges, and foreign currency basis spread arising from the designation of a financial instrument as a hedging instrument. Gains and losses accumulated in the cash flow hedge reserve for qualifying assets are capitalised against the carrying amount of that asset and recognised in the income statement as the asset is depreciated.
Distributable profits reserve
Used to record distributable profits generated by the parent entity, Woodside Energy Group Ltd.
Other reserves
Used to record gains and losses on financial instruments at fair value through other comprehensive income.